Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2019
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2018		2019

Accounts receivable:
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)	Ps.	538
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)		271	Ps.	284

	Ps.	809	Ps.	284
Accounts payable and accumulated expenses (Note 10):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	(96,643)	Ps.	(96,769)
Sociedad Operadora Airplan, S. A.
(Shareholder/technical assistance)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(689)		(543)
		(97,332)		(97,312)
Net
	Ps.	(96,523)	Ps.	(97,028)

(*)     These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2017		2018		2019

Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	11,770	Ps.	14,455	Ps.	14,349
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		6,382		7,014		7,290
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		139		150		157

Interest income:
Aerostar (joint venture)	Ps.	69,202

Expenses:
Stockholders:
Technical assistance (Note 15.4)	Ps.	(346,487)	Ps.	(386,249)	Ps.	(404,086)

Related parties:
Administrative services
Leasing	Ps.	(5,019)	Ps.	(5,232)	Ps.	(5,340)
Cleaning services		(10,239)		(10,854)		(11,544)
Other		(598)

Schedule of compensation of key personnel

	December 31,
	2017		2018		2019

Short term salaries and other benefits paid to key personnel (Note 18.17) (*)	Ps.	84,642	Ps.	119,202	Ps.	109,747
Fees paid to the Board of Directors and Committees		4,974		8,695		9,146

(*)     In 2017, 2018 and 2019, includes costs of Ps.34,879 , Ps.53,268  and Ps.41,411; and Ps.3,268, Ps.16,350 and Ps.17,381, respectively for key personnel of directors of Aerostar and Airplan, whose results as of June 1, 2017 and October 19, 2017, respectively, were consolidated into the Company’s financial statements.